Commitments and Contingencies - Narratives (Details)	1 Months Ended		3 Months Ended		9 Months Ended
	Oct. 31, 2018	Sep. 30, 2017	Sep. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2018 unit	Jun. 30, 2018
Loss Contingencies
Gain on termination of operating lease					$ 160,000	$ 0
Lease Incentive Receivable			$ 1,200,000		$ 1,200,000
Imperial (Forest House) Limited
Loss Contingencies
Gain on termination of operating lease			$ 1,300,000
Office and Manufacturing Space in Rockville, Maryland
Loss Contingencies
Leasehold improvements							$ 2,200,000
Building | Imperial (Forest House) Limited
Loss Contingencies
Operating lease contract term			10 years		10 years
Building | Therapy Catapult Manufacturing Center in Stevenage, United Kingdom
Loss Contingencies
Operating lease rent free period		6 months
Building | Laboratory Space in White City, London
Loss Contingencies
Operating lease contract term										10 years
Building | Manufacturing Space in Enfield, United Kingdom
Loss Contingencies
Operating lease contract term									15 years
Number of units (units) | unit									3
Leasehold improvements								$ 4,100,000
Building | Office Space In Rockville, Maryland
Loss Contingencies
Gain on termination of operating lease				$ 200,000
Operating lease rent free period	5 years
Additional Space | Imperial (Forest House) Limited
Loss Contingencies
Operating lease contract term			15 months		15 months
Licensing Agreements
Loss Contingencies
Loss contingency accrual			$ 600,000		$ 600,000